UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22715
Guggenheim Credit Allocation Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: June 1, 2014 – August 31, 2014

Item 1. Schedule of Investments.
Attached hereto.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 1.5%
Consumer Discretionary - 1.2%
Travelport LLC*	1,146,556	$ 1,897,550
Basic Materials - 0.2%
Mirabela Nickel Ltd.*	4,839,202	406,751
Industrials - 0.1%
Project Silverback Holdings
Corp.*, †††,2	228	227,700
Project Silverback Holdings
Corp.*, †††,2	94,522	1,890
Total Industrials		229,590
Total Common Stocks
(Cost $3,635,423)		2,533,891
PREFERRED STOCKS† - 2.5%
Seaspan Corp.
6.38% due 04/30/19	88,000	2,262,480
Kemper Corp.
7.38% due 02/27/54	72,000	1,874,160
Total Preferred Stocks
(Cost $4,009,518)		4,136,640
	Face
	Amount~	Value
CORPORATE BONDS†† - 69.2%
Energy - 20.3%
Atlas Energy Holdings
Operating Company LLC /
Atlas Resource Finance Corp.
9.25% due 08/15/21	2,300,000	2,420,750
7.75% due 01/15/213	1,826,000	1,862,520
Legacy Reserves, LP / Legacy
Reserves Finance Corp.
8.00% due 12/01/20	3,000,000	3,225,000
Regency Energy Partners, LP /
Regency Energy Finance Corp.
8.38% due 06/01/193	3,000,000	3,225,000
Endeavor Energy Resources.
LP / EER Finance, Inc.
7.00% due 08/15/213	3,000,000	3,187,500
BreitBurn Energy Partners LP /
BreitBurn Finance Corp.
7.88% due 04/15/22	3,000,000	3,180,000
SandRidge Energy, Inc.
8.75% due 01/15/20	3,000,000	3,150,000
Bill Barrett Corp.
7.00% due 10/15/22	3,000,000	3,090,000
Atlas Pipeline Partners Limited
Partnership / Atlas Pipeline
Finance Corp.
5.88% due 08/01/23	2,000,000	2,030,000
ContourGlobal Power Holdings
S.A.
7.13% due 06/01/193	1,850,000	1,863,875
Keane Group Holdings LLC
8.50% due 08/08/19†††,2	1,200,000	1,176,000
2.00% due 08/30/19†††,2	400,000	400,000
Precision Drilling Corp.
5.25% due 11/15/243	1,200,000	1,200,000
Legacy Reserves Limited
Partnership / Legacy Reserves
Finance Corp.
6.63% due 12/01/213	1,000,000	1,012,500
FTS International, Inc.
6.25% due 05/01/223	650,000	664,625
Summit Midstream Holdings
LLC / Summit Midstream
Finance Corp.
5.50% due 08/15/22	600,000	612,000
Jones Energy Holdings LLC /
Jones Energy Finance Corp.
6.75% due 04/01/223	500,000	527,500
IronGate Energy Services LLC
11.00% due 07/01/181,3	200,000	203,000
Total Energy		33,030,270
Consumer, Non-cyclical -
10.0%
Central Garden and Pet Co.
8.25% due 03/01/18	3,500,000	3,609,375
KeHE Distributors LLC / KeHE
Finance Corp.
7.63% due 08/15/213	2,900,000	3,117,500
Vector Group Ltd.
7.75% due 02/15/21	2,381,000	2,535,765
JBS USA LLC / JBS USA
Finance, Inc.
5.88% due 07/15/243	1,750,000	1,750,000
R&R Ice Cream plc
8.25% due 05/15/203	1,700,000 AUD	1,580,348
Premier Foods Finance plc
6.50% due 03/15/213	800,000 GBP	1,301,569
Amsurg Corp.
5.63% due 07/15/223	1,050,000	1,073,625
American Seafoods Group LLC
/ American Seafoods Finance,
Inc.
10.75% due 05/15/163	1,000,000	1,000,000
Ceridian LLC / Comdata, Inc.
8.13% due 11/15/173	300,000	304,050
Total Consumer, Non-cyclical		16,272,232
Consumer, Cyclical - 7.8%
GRD Holdings III Corp.
10.75% due 06/01/193	3,200,000	3,528,000
WMG Acquisition Corp.
6.75% due 04/15/223	3,500,000	3,465,000
Checkers Drive-In Restaurants,
Inc.
11.00% due 12/01/173	2,400,000	2,664,000
Guitar Center, Inc.
6.50% due 04/15/193	1,870,000	1,776,500

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount~	Value
CORPORATE BONDS†† - 69.2% (continued)
Consumer, Cyclical - 7.8%
(continued)
Suburban Propane Partners
Limited Partnership/Suburban
Energy Finance Corp.
5.50% due 06/01/24	$1,000,000	$997,500
Men's Wearhouse, Inc.
7.00% due 07/01/223	200,000	209,500
Global Partners Limited
Partnership/GLP Finance Corp.
6.25% due 07/15/223	110,000	110,550
Total Consumer, Cyclical		12,751,050
Communications - 7.1%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/173	3,400,000	3,553,000
Alcatel-Lucent USA, Inc.
8.88% due 01/01/203	3,000,000	3,337,500
Avaya, Inc.
7.00% due 04/01/193	2,050,000	2,039,750
Sirius XM Radio, Inc.
6.00% due 07/15/243	1,050,000	1,092,000
CSC Holdings LLC
5.25% due 06/01/243	1,000,000	990,000
Expo Event Transco, Inc.
9.00% due 06/15/211,3	550,000	572,688
Total Communications		11,584,938
Technology - 5.9%
First Data Corp.7
8.75% due 01/15/223	3,000,000	3,285,000
Aspect Software, Inc.
10.63% due 05/15/17	3,200,000	3,264,000
Eagle Midco, Inc.
9.00% due 06/15/183	3,000,000	3,082,500
Total Technology		9,631,500
Financial - 5.7%
Majid AL Futtaim Holding
7.12% due 12/31/49	1,500,000	1,646,580
Nationstar Mortgage LLC /
Nationstar Capital Corp.
6.50% due 07/01/21	1,400,000	1,372,000
Citigroup, Inc.
6.30%4,5	1,100,000	1,119,250
Jefferies Finance LLC / JFIN
Company-Issuer Corp.
7.38% due 04/01/203	1,000,000	1,045,000
Lock AS
7.00% due 08/15/21	600,000 EUR	825,833
Schahin II Finance Company
SPV Ltd.
5.88% due 09/25/223	835,800	814,905
Banco do Brasil S.A.
9.00% due3,4,5	800,000	804,000
Prosight Global Inc.†††
7.50% due 11/26/20	650,000	668,070
Ultra Resources, Inc.†††
4.66% due 10/12/22	700,000	652,960
Cabot Financial Luxembourg
S.A.
6.50% due 04/01/213	250,000 GBP	404,665
Total Financial		9,353,263
Diversified - 4.2%
Opal Acquisition, Inc.
8.88% due 12/15/213	3,400,000	3,587,000
Harbinger Group, Inc.
7.88% due 07/15/19	3,000,000	3,255,000
Total Diversified		6,842,000
Industrial - 3.7%
Deutsche Raststatten
6.75% due 12/30/20	1,300,000 EUR	1,834,588
Unifrax I LLC / Unifrax Holding
Co.
7.50% due 02/15/193	1,401,000	1,443,030
Odebrecht Offshore Drilling
Finance Ltd.
6.63% due 10/01/223	890,010	953,423
CEVA Group plc
7.00% due 03/01/213	800,000	808,000
LMI Aerospace, Inc.
7.38% due 07/15/193	500,000	506,250
Princess Juliana International
Airport Operating Company
N.V.
5.50% due 12/20/273	466,358	462,954
Total Industrial		6,008,245
Basic Materials - 2.9%
TPC Group, Inc.
8.75% due 12/15/203	2,395,000	2,640,488
Mirabela Nickel Ltd.
9.50% due 05/20/19†††,2	1,063,000	1,063,000
KGHM International Ltd.
7.75% due 06/15/191,3	500,000	536,875
Cascades, Inc.
5.50% due 07/15/223	500,000	496,250
Total Basic Materials		4,736,613
Utilities - 1.6%
NGL Energy Partners, LP / NGL
Energy Finance Corp.
6.88% due 10/15/213	2,500,000	2,681,250
Total Utilities		2,681,250
Total Corporate Bonds
(Cost $109,543,494)		112,891,361
SENIOR FLOATING RATE INTERESTS††,4 - 47.9%
Industrial - 14.3%
Ursa Insulation B.V.
5.04% due 04/26/21†††,1,2	1,393,486 EUR	1,831,004
7.75% due 04/26/20†††,1,2	1,250,000 EUR	1,642,468
Flakt Woods
4.82% due 03/20/171	2,475,000 EUR	3,122,003

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 47.9% (continued)
Industrial - 14.3% (continued)
Total Safety U.S., Inc.
9.25% due 09/13/201	$3,000,000	$2,940,000
Minimax Viking
4.50% due 08/14/201	2,519,747	2,518,688
Mitchell International, Inc.
8.50% due 10/11/211	2,350,000	2,366,168
Doncasters Group Ltd.
9.50% due 10/09/201	2,206,897	2,217,931
NaNa Development Corp.
8.00% due 03/15/181	1,735,294	1,709,265
NVA Holdings, Inc.
8.00% due 08/14/221	1,650,000	1,652,063
AlliedBarton Security Services
LLC
8.00% due 08/12/211	1,452,055	1,439,349
Camp Systems International
8.25% due 11/29/191	1,000,000	1,007,500
Wencor Group
7.75% due 06/19/221	900,000	893,250
Omnitracs, Inc.
8.75% due 05/25/211	150,000	150,000
Total Industrial		23,489,689
Technology - 8.9%
Greenway Medical
Technologies
9.25% due 11/04/211	2,200,000	2,178,000
6.00% due 11/04/201	1,990,000	1,985,025
LANDesk Group, Inc.
5.00% due 02/25/201	3,970,050	3,951,867
Aspect Software, Inc.
7.25% due 05/07/161	1,900,000	1,897,625
Sparta Systems, Inc.
6.25% due 07/28/20†††,1,2	1,800,000	1,782,197
EIG Investors Corp.
5.00% due 11/09/191	1,670,141	1,670,141
Lantiq Deutschland GmbH
11.00% due 11/16/151	700,000	693,000
Gogo LLC
7.50% due 03/21/181	360,570	364,176
Total Technology		14,522,031
Consumer, Non-cyclical -
7.1%
CTI Foods Holding Co. LLC
8.25% due 06/28/211	4,000,000	4,020,000
Reddy Ice Holdings, Inc.
10.75% due 10/01/191	4,000,000	3,520,000
AdvancePierre Foods, Inc.
9.50% due 10/10/171	1,592,000	1,548,220
Arctic Glacier Holdings, Inc.
5.00% due 05/10/191	1,449,075	1,430,962
Pelican Products, Inc.
9.25% due 04/09/211	550,000	550,000
Targus Group International,
Inc.
12.00% due 05/24/161	574,352	475,276
Total Consumer, Non-cyclical		11,544,458
Financial - 5.0%
Ranpak
8.50% due 04/23/201	3,000,000	3,052,500
Expert Global Solutions
8.50% due 04/03/181	2,944,405	2,939,488
Intertrust Group
8.00% due 04/11/221	2,200,000	2,193,136
Total Financial		8,185,124
Basic Materials - 2.8%
Royal Adhesives and Sealants
5.50% due 07/31/181	2,528,942	2,533,165
Ennis Flint Road Infrastructure
7.75% due 09/30/211	2,000,000	1,975,000
Total Basic Materials		4,508,165
Communications - 2.7%
Anaren, Inc.
9.25% due 08/18/211	2,200,000	2,199,999
Gogo LLC
11.25% due 03/21/181	1,127,937	1,184,333
Cengage Learning
Acquisitions, Inc.
7.00% due 03/31/201	748,125	752,644
Mcgraw-Hill Global Education
Holdings LLC
2.48% due 03/22/181	208,333	187,570
Max Broadcast Group LLC
6.25% due 03/31/14†††,1,2	82,737	78,424
6.25% due 03/31/14†††,1,2	39,158	37,117
Total Communications		4,440,087
Energy - 2.7%
Panda Temple II Power
7.25% due 04/03/191	3,000,000	3,060,000
Cactus Wellhead
7.00% due 07/31/201	1,400,000	1,379,000
Total Energy		4,439,000
Transportation - 2.2%
Travelport Holdings Ltd.
9.50% due 01/31/161	2,224,686	2,265,753
Ceva Logistics US Holdings
6.50% due 03/19/211	511,034	499,005
Ceva Logistics Holdings BV
(Dutch)
6.50% due 03/19/211	370,500	361,778
Ceva Group Plc (United
Kingdom)
6.50% due 03/19/211	352,217	339,889

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 47.9% (continued)
Transportation - 2.2%
(continued)
Ceva Logistics Canada, ULC
6.50% due 03/19/211	$63,879	$62,376
Total Transportation		3,528,801
Utilities - 1.7%
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/171	2,708,182	2,775,886
Consumer, Cyclical - 0.5%
DLK Acquisitions BV
4.25% due 08/06/191	400,000 EUR	516,723
4.25% due 02/06/191	250,000 EUR	324,867
Total Consumer, Cyclical		841,590
Total Senior Floating Rate Interests
(Cost $82,286,706)		78,274,831
ASSET BACKED SECURITIES†† - 8.9%
Structured Asset Securities Corporation Mortgage Loan
Trust 2006-BC6
2006-BC6, 0.33% due
01/25/374	2,000,000	1,651,877
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 5.53% due
09/20/231,3,4	1,500,000	1,496,250
Emerald Aviation Finance Ltd.
2013-1, 6.35% due
10/15/383,6	1,421,875	1,443,914
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due
02/15/29	776,909	781,726
2014-1, 7.50% due
02/15/29	594,107	596,364
COA Summit CLO Ltd.
2014-1A, 4.09% due
04/20/233,4	1,000,000	984,600
Duane Street CLO IV Ltd.
2007-4A, 2.48% due
11/14/213,4	1,000,000	966,500
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 4.96% due
10/22/263,4	1,000,000	961,400
GSAA Home Equity Trust
2006-18, 6.00% due
11/25/366	1,386,766	953,126
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due
11/20/46	1,058,599	945,858
KKR Financial CLO Ltd.
2007-1X, 5.23% due
05/15/211	750,000	748,650
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.48% due
07/25/253,4	750,000	717,825
Salus CLO 2012-1 Ltd.
2013-1AN, 6.98% due
03/05/211,3,4	500,000	494,400
Rise Ltd.
6.50% due 02/12/391	484,375	489,800
NXT Capital CLO 2013-1 LLC
2013-1A, 4.38% due
04/25/243,4	500,000	481,600
Cerberus Onshore II CLO LLC
2014-1A, 4.23% due
10/15/233,4	500,000	471,750
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due
12/13/483	376,291	381,936
Total Asset Backed Securities
(Cost $14,407,934)		14,567,576
MORTGAGE BACKED SECURITIES†† - 1.5%
SRERS Funding Ltd.
2011-RS,0.41% due
05/09/461,3,4	2,181,404	2,058,155
Washington Mutual Mortgage Pass-Through Certificates
WMALT Series 2006-8 Trust
2006-8,4.92% due
10/25/366	542,369	388,024
Total Mortgage Backed Securities
(Cost $2,324,106)		2,446,179
SHORT TERM INVESTMENTS† - 1.4%
Dreyfus Treasury Prime Cash
Management Fund	2,221,593	2,221,593
Total Short Term Investments
(Cost $2,221,593)		2,221,593
Total Investments - 132.9%
(Cost $218,428,774)		$ 217,072,071
Other Assets & Liabilities, net - (32.9)%		(53,688,517)
Total Net Assets - 100.0%		$ 163,383,494

~	The principal amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
All or a portion of these securities have been physically segregated in connection with reverse repurchase agreements and unfunded loan commitments. As of August 31, 2014, the total amount segregated was $84,864,100.

2	Security was fair valued by the Valuation Committee at August 31, 2014. The total market value of fair valued securities amounts to $8,239,800, (cost $11,383,067) or 5.0% of total net assets.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

3	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $79,665,499 (cost $77,719,619), or 48.8% of total net assets.
4	Variable rate security. Rate indicated is rate effective at August 31, 2014.
5	Perpetual maturity.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Paid-in-kind toggle note. This issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.

plc REIT	Public Limited Company Real Estate Investment Trust

At August 31, 2014, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower††	Expiration Date	Principal Amount	Unrealized Appreciation
Advantage Sales and Market†††	07/21/2019	$ 900,000	$ -
AlliedBarton Security Services	08/12/2021	547,945	297
American Stock Transfer	06/11/2018	400,000	10,935
CEVA Group plc	03/19/2019	500,000	3,873
Hillman Group, Inc.†††	06/13/2019	900,000	-
IntraWest Holdings S.A.R.	12/10/2018	1,100,000	2,344
Learning Care Group†††	05/05/2021	500,000	-
McGraw-Hill Global Education	03/22/2018	791,667	2,244
National Financial Partners	07/01/2018	1,500,000	23,282
Phillips-Medsize Corp.†††	06/13/2019	1,100,000	-
Signode Industrial Group†††	05/01/2019	1,050,000	-
Signode Industrial Group†††	05/01/2019	350,000	-
Wencor†††	06/19/2019	500,000	-
			$ 42,975

At August 31, 2014, the following forward exchange currency contracts were outstanding:
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 8/31/14	Net Unrealized Appreciation (Depreciation)
AUD	2,900,000
for USD	2,697,087	The Bank of New York Mellon	09/04/2014	$ 2,697,087	$ 2,707,692	$ (10,605)
EUR	4,000,000
for USD	5,351,568	The Bank of New York Mellon	09/04/2014	5,351,568	5,256,219	95,349
EUR	600,000
for USD	801,462	The Bank of New York Mellon	09/04/2014	801,462	788,433	13,029
EUR	2,300,000
for USD	3,056,194	The Bank of New York Mellon	09/04/2014	3,056,194	3,022,326	33,868
GBP	1,100,000
for USD	1,859,324	The Bank of New York Mellon	09/04/2014	1,859,324	1,826,241	33,083
Total unrealized appreciation for forward exchange currency contracts						$ 164,724

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Credit Allocation Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments as of August 31, 2014:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Common Stocks	$2,304,301	$-	$229,590	$2,533,891
Preferred Stocks	4,136,640	-	-	4,136,640
Corporate Bonds	-	108,931,331	3,960,030	112,891,361
Senior Floating Rate Interests	-	72,903,621	5,371,210	78,274,831
Asset Backed Securities	-	14,567,576	-	14,567,576
Mortgage Backed Securities	-	2,446,179	-	2,446,179
Short Term Investmemts	2,221,593	-	-	2,221,593
Unfunded Commitments	-	42,975	-	42,975
Forward Exchange Currency
Contracts	-	175,329	-	175,329
Total Assets	$8,662,534	$199,317,011	$9,560,830	$217,540,375

Liabilities
Forward Exchange Currency
Contracts	$-	$10,605	$-	$10,605
Total Liabilities	$-	$10,605	$-	$10,605

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 8/31/14	Valuation Technique	Unobservable Inputs
Common Stock	$229,590	Model Price	Trade Price
Corporate Bonds	2,639,000	Model Price	Trade Price
Corporate Bonds	1,321,030	Option adjusted spread off the month end broker quote mark over the 3 month LIBOR	Indicative Quote
Term Loans	3,589,013	Enterprise Value	Valuation Multiple*
Term Loans	1,782,197	Model Price	Trade Price
*Valuation multiples utilized ranged from 7.0 to 7.8.

Significant changes in an indicative quote, trade price or valuation multiple would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

At August 31, 2014, the Fund had securities with a total value of $3,880,432 transfer from Level 3 to Level 2. These Transfers were due to the availability of a vendor price.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2014:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Credit Allocation Fund
Assets:
Beginning Balance	$11,511,694
Realized Gain/Loss	(2,608,160)
Purchases	4,650,787
Total change in unrealized gains or losses included in earnings	(113,059)
Unrealized gains or losses on unfunded commitments	-
Transfers out of Level 3	(3,880,432)
Ending Balance	$9,560,830

3.	Federal Income Taxes
As of August 31, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation
$218,428,849	$4,497,213	$(5,853,991)	$(1,356,778)

The net tax unrealized appreciation on unfunded commitments is $42,975.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund

By:  /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2014

By:  /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: October 30, 2014